Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

27.     SUBSEQUENT EVENTS

On February 2, 2021, the Company closed its public offering of 4,938,271 Class A ordinary shares and warrants and obtained approximately RMB 120,791 (US$ 18,512).

Other than the subsequent event described above, the Company did not identify any subsequent events that would have required adjustment or disclosure on the combined and consolidated financial statements.